Fair value of Accounting allocation of initial proceeds - Series A, B, C, D & E 9% Convertible Preferred Stock (Details) (USD $)	3 Months Ended		12 Months Ended						213 Months Ended	216 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2004	Jul. 31, 2003	Jul. 31, 2002	Jul. 31, 2013	Oct. 31, 2013
Net proceeds		$ 725,000	$ 2,615,000	$ 1,975,000	$ 2,315,000				$ 18,920,000	$ 18,920,000
Derivative warrant liability fair value	(1,189,744)
Derivative additional investment rights fair value	(1,264,683)
Make whole payments liability	(330,750)
Deemed dividend	(1,620,177)		(1,722,474)	(376,746)	(766,417)	(810,003)	(764,154)	(720,900)
Series B Convertible Preferred Stock
Net proceeds				1,975,000
Derivative warrant liability fair value				(1,811,746)
Derivative additional investment rights fair value
Make whole payments liability				(540,000)
Deemed dividend				(376,746)
Series C Convertible Preferred Stock
Net proceeds		725,000
Derivative warrant liability fair value		(624,797)
Derivative additional investment rights fair value
Make whole payments liability		(202,500)
Deemed dividend		(102,297)
Series E Convertible Preferred Stock
Net proceeds			1,165,000
Derivative warrant liability fair value			(1,189,744)
Derivative additional investment rights fair value			(1,264,683)
Make whole payments liability			(330,750)
Deemed dividend			$ (1,620,177)